Equity Method Investments (Detail) - Information on the Groups Share in Associates and Joint Ventures individually immaterial - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Aggregated financial information on the Group's share in associates and joint ventures that are individually immaterial [Line Items]
Carrying amount of all associates that are individually immaterial to the Group	€ 924	€ 1,028
Aggregated amount of the Group's share of profit (loss) from continuing operations	35	(4)
Aggregated amount of the Group's share of post-tax profit (loss) from discontinued operations	0	0
Aggregated amount of the Group's share of other comprehensive income	17	(1)
Aggregated amount of the Group's share of total comprehensive income	€ 52	€ (5)